COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Insurance services result (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Insurance revenue	$ 52,198,864	$ 53,656,427	$ 53,187,288
Insurance service expenses	(26,675,413)	(26,281,261)	(16,452,581)
Net expenses from reinsurance contracts held	802,684	(190,516)	(319,692)
Broker activity operations	10,158,176	5,695,618	4,925,697
Total	$ 36,484,311	$ 32,880,268	$ 41,340,712